AVAILABLE-FOR-SALE FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets available-for-sale, category [member]
AVAILABLE-FOR-SALE FINANCIAL ASSETS (Tables) [Line Items]
Disclosure of Available-For-Sale Financial Assets [text block]
	2017 £m	2016 £m
Debt securities:
Government securities	34,708	48,714
Bank and building society certificates of deposit	167	142
Asset-backed securities:
Mortgage-backed securities	1,156	108
Other asset-backed securities	255	317
Corporate and other debt securities	4,615	6,030
	40,901	55,311
Equity shares	1,197	1,213
Total available-for-sale financial assets	42,098	56,524